DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
As discussed in Note 1 – Nature of Operations – the exit of our pharmacy services business was substantially completed as of March 31, 2023. The pharmacy services business was previously a reportable segment and the exit represents a strategic shift in the Company going forward. Accordingly, with the sale or disposition of its retail pharmacy assets and exit of the pharmacy services business, this transaction meets the accounting requirements for reporting as discontinued operations under ASC 205-20-50 for all periods presented.
The following table summarizes the major income and expense line items from discontinued operations as reported in the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(in thousands)	2022	2021
Revenue:
Pharmacy revenue	$41,747	$20,203
Total revenue	41,747	20,203
Cost of products sold and services:
Pharmacy cost of products sold	39,803	20,030
Total cost of products sold and services	39,803	20,030
Operating expense:
Pharmacy operations	15,208	12,533
General and administrative	4,774	4,435
Selling and marketing	8,102	6,808
Research and development	298	—
Total operating expense	28,382	23,776
Operating loss	(26,438)	(23,603)
Other gain (loss), net	—	46
Interest income	—	—
Interest expense	(13)	(8)
Loss from discontinued operations	$(26,451)	$(23,565)
Cash used in operating activities by the pharmacy services business totaled $26.9 million and $24.3 million for the years ended December 31, 2022 and 2021, respectively. Cash used in investing activities from the pharmacy services business totaled $0.9 million and $3.3 million for the years ended December 31, 2022 and 2021, respectively. Cash used in financing activities from the pharmacy services business totaled $0.09 million and $0.05 million for the years ended December 31, 2022 and 2021, respectively. Depreciation and amortization expense of the pharmacy services business totaled $3.3 million and $1.4 million for the years ended December 31, 2022 and 2021, respectively.
The following table summarizes the major classes of assets and liabilities of the retail pharmacy business as reported on the consolidated balance sheets:

(in thousands)	December 31, 2022	December 31, 2021
Carrying amounts of major classed of assets included as part of discontinued operations:
Accounts receivable, net	$1,805	$842
Prepaid expenses and other current assets	94	218
Inventories	2,943	2,150
Total current assets from discontinued operations	$4,842	$3,210

Intangible assets, net	$14	$2,053
Property plant and equipment, net	1,194	1,782
Right-of-use assets	1,461	1,661
Other assets	168	163
Total long-term assets from discontinued operations	$2,837	$5,659

Total long-term assets from discontinued operations
Accounts payable	$857	$1,332
Accrued liabilities	641	880
Accrued payroll and benefits	834	1,039
Current portion of lease obligations	462	431
Total current liabilities from discontinued operations	$2,794	$3,682

Long-term portion of lease obligations	$1,128	$1,327
Total long-term liabilities from discontinued operations	$1,128	$1,327